Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents
Cash and Cash Equivalents

20.Cash and Cash Equivalents

Cash and cash equivalents are as follows:

In € thousand	12/31/2021	12/31/2020
Petty cash	2	2
Cash at banks	129,854	102,142
Total cash and cash equivalents	129,856	102,144

The increase is primarily a result of the Reorganization, for further details please see the consolidated statement of cash flows. Other portions of the proceeds from the Reorganization have been invested into short-term investments (see other financial assets note 18).